UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1:	Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/17 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.1%)

CONSUMER DISCRETIONARY (6.2%)

	APPAREL (0.6%)
32,000	NIKE, Inc. Class B	$2,001,600

	DISTRIBUTION & WHOLESALE (0.9%)
34,000	LKQ Corp. *	1,382,780
12,500	Pool Corp.	1,620,625
		3,003,405

	RETAIL (4.7%)
4,000	AutoZone, Inc. *	2,845,480
39,000	Dollar Tree, Inc. *	4,185,090
9,700	Domino's Pizza, Inc.	1,832,912
12,800	O'Reilly Automotive, Inc. *	3,078,912
44,000	TJX Companies, Inc. (The)	3,364,240
		15,306,634
		20,311,639

CONSUMER STAPLES (6.4%)

	AGRICULTURE (0.4%)
18,410	British American Tobacco PLC ADR (1)	1,233,286

	BEVERAGES (0.8%)
22,000	PepsiCo, Inc.	2,638,240

	FOOD (2.1%)
5,000	General Mills, Inc.	296,450
46,000	Hormel Foods Corp. (1)	1,673,940
22,000	Ingredion, Inc.	3,075,600
5,700	J&J Snack Foods Corp.	865,431
10,000	McCormick & Co., Inc.	1,019,100
		6,930,521

	HOUSEHOLD PRODUCTS (1.2%)
73,600	Church & Dwight Co., Inc.	3,692,512

	RETAIL (1.9%)
20,900	Casey's General Stores, Inc. (1)	2,339,546
21,000	Costco Wholesale Corp.	3,908,520
		6,248,066
		20,742,625

FINANCIALS (5.8%)

	BANKS (0.4%)
10,100	Signature Bank *	1,386,326

	DIVERSIFIED FINANCIAL SERVICES (0.3%)
12,000	Intercontinental Exchange, Inc.	846,720

	INSURANCE (5.1%)
3,700	Alleghany Corp. *	2,205,533
29,800	Arch Capital Group, Ltd. *	2,704,946
25,800	Chubb, Ltd.	3,770,154
2,100	Enstar Group Ltd. *	421,575
26,100	RenaissanceRe Holdings, Ltd.	3,277,899

Shares		Value
19,800	RLI Corp.	$1,201,068
23,900	Torchmark Corp.	2,167,969
20,000	Validus Holdings, Ltd.	938,400
		16,687,544
		18,920,590
HEALTHCARE (11.2%)

	BIOTECHNOLOGY (1.4%)
11,000	Alexion Pharmaceuticals, Inc. *	1,315,490
14,400	Illumina, Inc. *	3,146,256
		4,461,746

	ELECTRONICS (2.0%)
10,400	Mettler-Toledo International, Inc. *	6,443,008

	HEALTHCARE PRODUCTS (7.2%)
23,768	Becton Dickinson & Co.	5,087,737
36,400	Danaher Corp.	3,378,648
17,800	DENTSPLY SIRONA, Inc.	1,171,774
39,000	Henry Schein, Inc. *	2,725,320
42,000	IDEXX Laboratories, Inc. *	6,567,960
3,700	Teleflex, Inc.	920,634
19,300	Thermo Fisher Scientific, Inc.	3,664,684
		23,516,757

	PHARMACEUTICALS (0.3%)
22,000	Novo Nordisk A/S ADR	1,180,740

	SOFTWARE (0.3%)
13,200	Cerner Corp. *	889,548
		36,491,799

INDUSTRIALS (20.9%)

	AEROSPACE & DEFENSE (5.7%)
12,500	General Dynamics Corp.	2,543,125
17,858	HEICO Corp. (1)	1,684,902
16,000	Northrop Grumman Corp.	4,910,560
33,000	Teledyne Technologies, Inc. *	5,977,950
13,000	TransDigm Group, Inc. (1)	3,570,060
		18,686,597

	COMMERCIAL SERVICES (2.9%)
5,200	Cintas Corp. (1)	810,316
17,000	Healthcare Services Group, Inc.	896,240
50,503	IHS Markit, Ltd. *	2,280,211
115,500	Rollins, Inc.	5,374,215
		9,360,982

	ELECTRICAL EQUIPMENT (1.5%)
5,000	Acuity Brands, Inc. (1)	880,000
53,075	AMETEK, Inc.	3,846,345
		4,726,345
	ENVIRONMENTAL CONTROL (3.0%)
25,700	Republic Services, Inc.	1,737,577
23,200	Stericycle, Inc. *	1,577,368

1

December 31, 2017

Shares		Value
92,625	Waste Connections, Inc.	$6,570,818
		9,885,763

	HAND & MACHINE TOOLS (1.3%)
10,200	Lincoln Electric Holdings, Inc.	934,116
19,100	Snap-on, Inc. (1)	3,329,130
		4,263,246

	HOUSEWARES (1.8%)
88,600	Toro Co. (The)	5,779,378

	MACHINERY DIVERSIFIED (2.4%)
8,600	IDEX Corp.	1,134,942
18,100	Middleby Corp. (The) *	2,442,595
16,900	Roper Technologies, Inc.	4,377,100
		7,954,637

	MISCELLANEOUS MANUFACTURERS (0.9%)
26,900	Carlisle Companies, Inc.	3,057,185

	TRANSPORTATION (1.4%)
51,800	Canadian National Railway Co.	4,273,500
3,000	J.B. Hunt Transport Services, Inc.	344,940
		4,618,440
		68,332,573

INFORMATION TECHNOLOGY (13.6%)

	COMMERCIAL SERVICES (0.3%)
10,000	Automatic Data Processing, Inc.	1,171,900

	COMPUTERS (1.3%)
28,400	Accenture PLC Class A	4,347,756

	DIVERSIFIED FINANCIAL (1.7%)
36,000	MasterCard, Inc. Class A	5,448,960

	ELECTRONICS (1.7%)
62,200	Amphenol Corp. Class A	5,461,160

	SOFTWARE (8.6%)
32,500	ANSYS, Inc. *	4,796,675
2,000	Autodesk, Inc. *	209,660
36,600	Fiserv, Inc. *	4,799,358
15,400	Intuit, Inc.	2,429,812
36,800	Jack Henry & Associates, Inc.	4,304,128
12,700	Open Text Corp.	453,009
38,000	Salesforce.com, Inc. *	3,884,740
19,600	Tyler Technologies, Inc. *	3,470,180
17,400	Ultimate Software Group, Inc. (The) *(1)	3,797,202
		28,144,764
		44,574,540
MATERIALS (3.7%)

	CHEMICALS (0.5%)
16,000	FMC Corp.	1,514,560

	COMMERCIAL SERVICES (1.1%)
26,000	Ecolab, Inc.	3,488,680

Shares		Value
	MISCELLANEOUS MANUFACTURERS (0.8%)
31,800	AptarGroup, Inc.	$2,743,704

	PACKAGING & CONTAINERS (1.3%)
88,400	Ball Corp.	3,345,940
8,300	Packaging Corp. of America	1,000,565
		4,346,505
		12,093,449

	REAL ESTATE (0.3%)

	REITS (0.3%)
7,400	American Tower Corp. REIT	1,055,758

TOTAL COMMON STOCKS
(Cost $130,819,419) (68.1%)		222,522,973

Principal Amount		Value
ASSET-BACKED SECURITIES (1.4%)
$90,000	Ally Master Owner Trust, Series 2015-2, Class A2, 1.83%, 1/15/21	89,791
121,036	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	120,680
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	149,654
77,763	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (2)	77,699
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,655
300,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	300,000
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	397,633
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	299,388
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	200,764
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	196,391
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	250,508
139,000	GM Financial Automobile Leasing Trust, Series 2016-1, Class B, 2.59%, 3/20/20	139,352
430,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1, 1.96%, 5/17/21 (2)	428,720

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	$250,029
125,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (2)	124,642
450,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	448,751
300,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	299,248
120,000	Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21	118,987
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,129
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	150,463
100,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	99,980
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	101,222

TOTAL ASSET-BACKED SECURITIES (Cost $4,522,940) (1.4%)		4,493,686

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	101,368
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	157,624
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	249,475
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	154,045
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	518,882
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	253,621
53,852	FREMF Mortgage Trust, Series 2013-KF02, Class B, 1-month LIBOR + 3.00%, 4.37%, 12/25/45 (2)(3)	54,070
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	255,056
250,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	235,057
142,295	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	145,555

Principal Amount		Value
$359,193	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	$361,778
254,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	259,071
82,924	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.19%, 4/25/45 (3)	83,274
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	397,039
204,043	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	209,170
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	202,065
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	100,424
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	301,569
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	149,913
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	466,608
243,605	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	242,154
293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class ASB, 3.57%, 9/15/58	303,465
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	414,025
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	301,134

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,046,473) (1.8%)		5,916,442

CORPORATE BONDS & NOTES (11.8%)

	BASIC MATERIALS (0.5%)
250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	266,475
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(2)	206,900
250,000	International Flavors & Fragrances, Inc., Senior Unsecured Notes, 4.38%, 6/1/47	265,949
150,000	Kinross Gold Corp., Guaranteed Notes, 5.95%, 3/15/24	164,438

3

December 31, 2017

Principal Amount		Value
$175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	$183,187
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	149,625
200,000	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.50%, 6/1/47	218,669
175,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (1)	180,950
		1,636,193

	COMMUNICATIONS (1.3%)
200,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24 (1)	207,473
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	293,432
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	204,822
267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28 (2)	267,883
250,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	257,246
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	212,637
60,000	Comcast Corp., Guaranteed Notes, 4.00%, 11/1/49	61,441
145,000	Comcast Corp., Guaranteed Notes, 4.05%, 11/1/52	148,368
300,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	320,041
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	157,088
125,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40 (1)	153,735
150,000	Hughes Satellite Systems Corp., Senior Secured Notes, 5.25%, 8/1/26	153,000
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	251,760
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	159,563
100,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	98,754
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	199,971
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	262,825
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	202,379
250,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	248,810
200,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	200,447
100,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	99,905
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	262,207
		4,423,787

Principal Amount		Value
	CONSUMER, CYCLICAL (1.3%)
$100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	$107,520
250,000	CVS Health Corp., Senior Unsecured Notes, 2.75%, 12/1/22	246,271
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	154,296
150,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25	158,782
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	250,031
150,000	General Motors Co., Senior Unsecured Notes, 5.40%, 4/1/48 (1)	163,610
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	101,129
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	203,985
175,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	180,443
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22	251,395
250,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	247,573
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	210,000
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	212,552
200,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	217,682
47,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	47,161
150,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	178,841
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	150,179
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	154,500
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	164,724
150,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	152,029
225,000	Tenneco, Inc., Guaranteed Notes, 5.00%, 7/15/26	230,625
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	182,875
150,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	155,807
75,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	74,210
		4,196,220

	CONSUMER, NON-CYCLICAL (1.9%)
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	256,717
150,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	154,211
125,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	140,159
200,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	199,997

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$225,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	$226,233
250,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	272,010
100,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 2.65%, 2/1/21	100,502
200,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	231,798
200,000	Anthem, Inc., Senior Unsecured Notes, 3.65%, 12/1/27	203,866
100,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.25%, 11/12/20	101,435
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 2.89%, 6/6/22	149,062
100,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	105,208
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	173,182
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	258,424
200,000	Dr. Pepper Snapple Group, Inc., Guaranteed Notes, 3.43%, 6/15/27	200,328
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	151,012
200,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27	196,263
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	251,169
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	207,000
225,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	232,961
150,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	159,046
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	99,262
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (1)	102,000
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	171,404
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	202,304
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	153,562
100,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	98,307
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	207,963
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	216,379
200,000	Tyson Foods, Inc., Senior Unsecured Notes, 3.55%, 6/2/27	204,792
150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	157,875
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	167,101

Principal Amount		Value
$100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	$114,097
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	272,472
		6,138,101

	ENERGY (1.0%)
150,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26 (2)	164,839
150,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	149,665
150,000	Concho Resources, Inc., Guaranteed Notes, 4.88%, 10/1/47	163,114
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	185,307
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	109,812
175,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	173,780
175,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	177,121
175,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	178,139
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	256,060
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	153,375
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	153,618
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	113,362
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	212,567
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	196,607
175,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26	169,512
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	217,435
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	263,583
150,000	Williams Partners L.P., Senior Unsecured Notes, 3.75%, 6/15/27	150,312
		3,188,208

	FINANCIAL (4.0%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	203,281
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	214,683
250,000	American Express Co., Senior Unsecured Notes, 3-month LIBOR + 0.59%, 2.04%, 5/22/18 (3)	250,326
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	326,214
175,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26	171,935

5

December 31, 2017

Principal Amount		Value
$250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	$262,282
250,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	256,208
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	151,189
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	162,225
96,000	Bank of America Corp., Senior Unsecured Notes, 3-month LIBOR + 1.04%, 3.42%, 12/20/28 (2)(3)	96,021
109,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	115,227
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	202,387
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	250,930
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	258,741
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	210,319
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	188,672
150,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	150,422
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	248,304
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	256,828
103,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	109,180
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	150,987
155,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	183,005
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	260,190
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	260,650
200,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (2)	200,120
225,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	236,225
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	214,566
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	255,371
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	159,616
100,000	EPR Properties, Guaranteed Notes, 4.50%, 4/1/25	102,342
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	202,114
150,000	GE Capital International Funding Co., Unlimited Co., Guaranteed Notes, 4.42%, 11/15/35	162,338

Principal Amount		Value
$200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	$205,218
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	234,263
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	183,719
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	105,093
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	269,197
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	261,142
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	245,974
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	257,967
150,000	Iron Mountain, Inc., Guaranteed Notes, 4.88%, 9/15/27 (2)	150,000
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	150,937
250,000	Johnson Controls International PLC, Senior Unsecured Notes, 3.90%, 2/14/26	261,570
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	210,983
250,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	258,132
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27	253,883
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	538,411
250,000	National Australia Bank, Ltd. GMTN, Senior Unsecured Notes, 2.63%, 7/23/20	251,319
150,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	151,122
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	249,203
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	150,995
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	154,011
100,000	Radian Group, Inc., Senior Unsecured Notes, 4.50%, 10/1/24	102,450
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	199,894
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	256,080
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,043
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	102,541
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	258,980
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	251,876
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	254,762

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	$108,371
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	125,341
200,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	219,508
		13,046,883

	INDUSTRIAL (0.5%)
125,000	Allegion US Holding Co., Inc., Guaranteed Notes, 3.55%, 10/1/27	123,601
100,000	Amphenol Corp., Senior Unsecured Notes, 4.00%, 2/1/22 (1)	104,541
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	163,125
150,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20 (1)	164,625
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	257,734
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	112,689
150,000	FedEx Corp., Guaranteed Notes, 4.55%, 4/1/46	164,732
200,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	196,307
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	256,341
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	259,150
		1,802,845

	TECHNOLOGY (0.5%)
150,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	151,097
100,000	Apple, Inc., Senior Unsecured Notes, 4.25%, 2/9/47	111,123
150,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	154,275
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	106,092
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	207,409
125,000	Intel Corp., Senior Unsecured Notes, 4.10%, 5/11/47	137,725
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	157,875
200,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	192,873
100,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	117,210
200,000	VMware, Inc., Senior Unsecured Notes, 3.90%, 8/21/27 (1)	201,896
		1,537,575

Principal Amount		Value
	UTILITIES (0.8%)
$200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	$230,018
150,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	173,341
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	247,228
100,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	108,672
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	209,483
250,000	FirstEnergy Corp., Series A, Senior Unsecured Notes, 2.85%, 7/15/22	247,727
250,000	Florida Power & Light Co., 4.95%, 6/1/35	296,233
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	198,856
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	107,260
200,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	194,718
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21	100,879
162,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	172,684
200,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	201,266
250,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	250,123
		2,738,488

TOTAL CORPORATE BONDS & NOTES (Cost $37,884,995) (11.8%)		38,708,300

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	248,679
150,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	155,725
311,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	322,507
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	159,525
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	135,813
175,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	182,674

7

December 31, 2017

Principal Amount		Value
$250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	$266,595

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,442,665) (0.5%)		1,471,518

LONG-TERM MUNICIPAL SECURITIES (0.8%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	186,415
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	128,053
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	190,454
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	238,374
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	205,852
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	151,248
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	99,905
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	200,010
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	344,378
100,000	San Francisco City, CA Public Utilities Commission Water Revenue, Build America Bond, Series DE, 5.30%, 11/1/25	114,243
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	156,106
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	106,780
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	112,846
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	248,348

Principal Amount		Value
$100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	$103,331

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,575,852) (0.8%)		2,586,343

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.4%)
500,000	FHLB, 2.88%, 9/11/20	510,907
500,000	FHLMC, 0.75%, 1/12/18	499,918
500,000	FHLMC, 1.75%, 5/30/19	499,267
500,000	FHLMC, 6.25%, 7/15/32	701,392
145,550	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	141,725
220,204	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	231,159
42,820	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	44,953
196,053	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	205,315
252,796	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	269,392
40,760	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	44,208
17,946	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	18,520
1,000,000	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	1,028,442
23,292	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	23,751
213,923	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	221,113
155,392	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	163,148
183,479	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	191,901
95,589	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	100,154
227,819	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	238,259
488,601	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	502,492
239,954	FHLMC Pool #AG08748, 3.50%, 2/1/47	246,790
250,000	FNMA, 2.63%, 9/6/24	253,329
500,000	FNMA, 1.88%, 9/24/26 (1)	471,318
107,198	FNMA, 4.50%, 4/1/40	114,706
23,118	FNMA, 4.50%, 7/1/40	24,767
89,369	FNMA Pool #745275, 5.00%, 2/1/36	97,079
88,642	FNMA Pool #890585, 5.00%, 3/1/39	96,220
3,506	FNMA Pool #910242, 5.00%, 3/1/37	3,769
9,666	FNMA Pool #975116, 5.00%, 5/1/38	10,414
490	FNMA Pool #976734, 5.00%, 3/1/38	527
172,186	FNMA Pool #995245, 5.00%, 1/1/39	186,403
114,917	FNMA Pool #AA7720, 4.00%, 8/1/39	120,789
227,648	FNMA Pool #AB1259, 5.00%, 7/1/40	245,571
227,511	FNMA Pool #AB1796, 3.50%, 11/1/40	234,922
129,065	FNMA Pool #AB3218, 3.50%, 7/1/31	133,496
169,904	FNMA Pool #AB5024, 3.00%, 4/1/42	170,822
197,018	FNMA Pool #AB6286, 2.50%, 9/1/27	198,003
221,553	FNMA Pool #AB8144, 5.00%, 4/1/37	240,433

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$124,404	FNMA Pool #AC8908, 4.50%, 1/1/40	$133,007
36,403	FNMA Pool #AH3226, 5.00%, 2/1/41	39,190
40,334	FNMA Pool #AH6186, 4.00%, 2/1/41	42,369
104,938	FNMA Pool #AH7205, 4.50%, 3/1/41	112,522
118,784	FNMA Pool #AH8932, 4.50%, 4/1/41	127,254
109,671	FNMA Pool #AI1019, 4.50%, 5/1/41	117,515
168,909	FNMA Pool #AJ6932, 3.00%, 11/1/26	172,512
177,091	FNMA Pool #AL7662, 4.50%, 10/1/43	189,432
93,181	FNMA Pool #AQ0287, 3.00%, 10/1/42	93,685
285,264	FNMA Pool #AQ3960, 3.00%, 8/1/28	291,169
219,827	FNMA Pool #AR0930, 2.50%, 1/1/28	220,859
113,809	FNMA Pool #AS0865, 2.50%, 10/1/28	114,343
231,781	FNMA Pool #AS1529, 3.00%, 1/1/29	236,580
27,470	FNMA Pool #AS2751, 4.50%, 6/1/44	29,279
13,133	FNMA Pool #AS3293, 4.00%, 9/1/44	13,749
90,823	FNMA Pool #AS3789, 4.50%, 11/1/44	97,080
473,765	FNMA Pool #AS4928, 3.50%, 5/1/45	486,684
184,704	FNMA Pool #AS5485, 4.50%, 7/1/45	196,666
172,657	FNMA Pool #AS5696, 3.50%, 8/1/45	177,366
351,573	FNMA Pool #AS5906, 3.50%, 10/1/45	361,160
57,772	FNMA Pool #AS6205, 3.50%, 11/1/45	59,347
373,254	FNMA Pool #AS6385, 4.00%, 12/1/45	390,428
246,758	FNMA Pool #AS7188, 4.00%, 5/1/46	258,164
234,069	FNMA Pool #AS8276, 3.00%, 11/1/46	234,188
241,705	FNMA Pool #AS8483, 3.00%, 12/1/46	241,828
692,781	FNMA Pool #AS8796, 3.00%, 2/1/47	693,133
31,552	FNMA Pool #AU4290, 4.00%, 9/1/43	33,077
356,355	FNMA Pool #AU7025, 3.00%, 11/1/43	358,168
31,709	FNMA Pool #AU7431, 4.50%, 11/1/43	33,762
144,068	FNMA Pool #AU8070, 3.50%, 9/1/43	148,454
520,071	FNMA Pool #AV0703, 4.00%, 12/1/43	545,109
129,504	FNMA Pool #AW5055, 3.50%, 7/1/44	133,640
149,840	FNMA Pool #AW9239, 4.50%, 8/1/44	159,718
99,135	FNMA Pool #AX1138, 3.50%, 9/1/44	101,838
215,295	FNMA Pool #AY2618, 4.00%, 3/1/45	225,348
92,869	FNMA Pool #AY2713, 4.00%, 2/1/45	97,136
97,032	FNMA Pool #AY2728, 2.50%, 2/1/30	97,219
226,875	FNMA Pool #AY9329, 4.00%, 6/1/45	237,389
135,408	FNMA Pool #AZ0176, 3.00%, 6/1/45	135,574
188,748	FNMA Pool #AZ4775, 3.50%, 10/1/45	193,895
154,816	FNMA Pool #AZ6194, 3.50%, 10/1/45	159,038
206,533	FNMA Pool #AZ9703, 3.00%, 10/1/45	206,706
384,735	FNMA Pool #BA4732, 3.50%, 12/1/45	395,226
127,372	FNMA Pool #BC4443, 3.50%, 4/1/46	130,845
445,562	FNMA Pool #BC9482, 3.00%, 7/1/46	445,788
234,545	FNMA Pool #BD8213, 3.00%, 9/1/46	234,665
468,300	FNMA Pool #BM2001, 3.50%, 12/1/46	481,070
171,609	FNMA Pool #MA0073, 4.50%, 5/1/29	183,053
148,739	FNMA Pool #MA2304, 4.00%, 6/1/45	155,627
215,487	FNMA Pool #MA2641, 3.00%, 6/1/46	215,597
478,859	FNMA Pool #MA3026, 3.50%, 6/1/47	491,917
117,964	FNMA Pool #MA3894, 4.00%, 9/1/31	124,455
132,530	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	129,515
126,547	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	122,044
177,797	GNMA II Pool #MA1090, 3.50%, 6/20/43	184,793

Principal Amount		Value
$101,318	GNMA II Pool #MA1448, 3.50%, 11/20/43	$105,305
131,021	GNMA II Pool #MA1520, 3.00%, 12/20/43	132,870
91,675	GNMA II Pool #MA2074, 4.00%, 7/20/44	96,279
177,357	GNMA II Pool #MA2149, 4.00%, 8/20/44	186,249
36,304	GNMA II Pool #MA2304, 4.00%, 10/20/44	38,118
307,499	GNMA II Pool #MA2445, 3.50%, 12/20/44	318,369
211,984	GNMA II Pool #MA3803, 3.50%, 7/20/46	219,359
149,102	GNMA Pool #650494, 5.50%, 1/15/36	165,366

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,168,966) (6.4%)		21,037,464

U.S. TREASURY OBLIGATIONS (4.1%)

	U.S. TREASURY NOTES & BONDS (4.1%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	465,049
470,000	U.S. Treasury Bonds, 4.38%, 2/15/38	600,811
470,000	U.S. Treasury Bonds, 4.63%, 2/15/40	625,008
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	128,938
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	237,008
100,000	U.S. Treasury Bonds, 2.75%, 8/15/42	100,695
250,000	U.S. Treasury Bonds, 2.88%, 5/15/43	257,061
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	291,777
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	116,887
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	112,215
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	322,441
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	367,623
220,000	U.S. Treasury Bonds, 2.50%, 2/15/45	209,730
200,000	U.S. Treasury Bonds, 2.50%, 2/15/46	190,320
377,000	U.S. Treasury Bonds, 2.50%, 5/15/46	358,621
150,000	U.S. Treasury Notes, 0.75%, 9/30/18	148,934
450,000	U.S. Treasury Notes, 1.38%, 9/30/18	448,805
850,000	U.S. Treasury Notes, 1.00%, 9/30/19	837,482
500,000	U.S. Treasury Notes, 1.50%, 10/31/19	496,562
1,650,000	U.S. Treasury Notes, 1.38%, 12/15/19	1,633,758
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	346,295
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	491,465
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	98,828
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	196,430
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	296,285
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	347,307
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	150,246
100,000	U.S. Treasury Notes, 1.38%, 4/30/21	97,836
550,000	U.S. Treasury Notes, 2.25%, 4/30/21	553,652
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	201,164
200,000	U.S. Treasury Notes, 2.00%, 10/31/21	199,141
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	99,523
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	147,539
300,000	U.S. Treasury Notes, 1.88%, 5/31/22	296,566
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	48,832
400,000	U.S. Treasury Notes, 2.00%, 11/30/22 (1)	396,359
100,000	U.S. Treasury Notes, 1.63%, 4/30/23	96,949
50,000	U.S. Treasury Notes, 2.75%, 2/15/24	51,313

9

December 31, 2017

Principal Amount		Value
$300,000	U.S. Treasury Notes, 2.00%, 4/30/24	$294,586
200,000	U.S. Treasury Notes, 2.00%, 5/31/24	196,266
250,000	U.S. Treasury Notes, 2.38%, 8/15/24	250,801
120,000	U.S. Treasury Notes, 2.25%, 11/15/24	119,381
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	246,182
200,000	U.S. Treasury Notes, 1.63%, 2/15/26	188,875
50,000	U.S. Treasury Notes, 1.63%, 5/15/26	47,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,399,316) (4.1%)		13,408,640

Shares		Value

SHORT-TERM INVESTMENTS (4.4%)

MONEY MARKET FUNDS (4.4%)
11,214,239	State Street Institutional U.S. Government Money Market Fund, Premier Class	11,214,239
3,078,814	State Street Navigator Securities Lending Government Money Market Portfolio (4)	3,078,814

TOTAL SHORT-TERM INVESTMENTS (Cost $14,293,053) (4.4%)		14,293,053

TOTAL INVESTMENT SECURITIES (99.3%) (Cost $232,153,679)		$324,438,419

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		2,339,591

NET ASSETS (5) (100%)		$326,778,010

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2017, the market value of the securities on loan was $15,123,379.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $15,123,379 were out on loan in exchange for $3,078,814 of cash collateral as of December 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $232,153,679, aggregate gross unrealized appreciation was $93,622,714, aggregate gross unrealized depreciation was $1,337,974 and the net unrealized appreciation was $92,284,740.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

10

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$222,522,973	$—	$—	$222,522,973
Asset-Backed Securities	—	4,493,686	—	4,493,686
Commercial Mortgage-Backed Securities	—	5,916,442	—	5,916,442
Corporate Bonds & Notes*	—	38,708,300	—	38,708,300
Foreign Government Obligations	—	1,471,518	—	1,471,518
Long-Term Municipal Securities*	—	2,586,343	—	2,586,343
U.S. Government Agency Obligations	—	21,037,464	—	21,037,464
U.S. Treasury Obligations	—	13,408,640	—	13,408,640
Short-Term Investments	14,293,053	—	—	14,293,053
Total Investments in Securities	$236,816,026	$87,622,393	$—	$324,438,419

*       See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	3/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	3/1/2018